Annual Total Returns[BarChart] - Invesco Global Listed Private Equity ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(19.84%)	28.42%	37.11%	(3.59%)	1.15%	10.31%	23.90%	(14.92%)	34.80%	13.34%